Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Profit for the year	R$ 8,462,059	R$ 9,579,563	R$ 3,523,531
Weighted average number of common shares issued for basic earnings per share	3,417,956,125	3,417,549,345	3,417,549,345
Basic earnings per share (reais per share)	R$ 2.48	R$ 2.80	R$ 1.03
Dilution effect arising from:
Share-based payment	1,574,760
Weighted average number of ordinary shares adjusted for the effect of dilution	3,419,530,885	3,417,549,345	3,417,549,345
Diluted earnings per share (reais per share)	R$ 2.47	R$ 2.80	R$ 1.03